Notes Payable – Related Parties	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Notes Payable – Related Parties

The Company has received advances in the form of unsecured promissory notes from stockholders. The original date of these advances was November 2009 and March 2011. These notes bear interest at rates up to 10% and are due on demand. As of September 30, 2011 and 2010, such notes payable amounted to $25,000 and $27,000, respectively. Accrued interest on the notes amounted to $16,885 and $15,486 at September 30, 2011 and 2010, respectively, and is included in accrued expenses. Interest expense on these notes for the years ended September 30, 2011 and 2010 amounted to $2,636 and $10,308, respectively.

No demand for payment has been made as of September 30, 2011. During the year ending September 30, 2010, $80,000 of principal and $77,098 of accrued interest were converted into common stock as more fully described in Note 9.